SHARE REPURCHASE PROGRAM (Details) - 12 months ended Dec. 31, 2021 - 2021 Share Repurchase Program $ / shares in Units, ¥ in Thousands, $ in Thousands	USD ($) $ / shares shares	CNY (¥) shares
Equity, Class of Treasury Stock [Line Items]
Term of repurchase program	12 months	12 months
Ordinary shares
Equity, Class of Treasury Stock [Line Items]
Shares repurchased	45,000	45,000
American Depositary Shares
Equity, Class of Treasury Stock [Line Items]
Shares repurchased	9,000	9,000
Total cost of shares repurchased	$ 26	¥ 164
Weighted average price of shares repurchased | $ / shares	$ 2.86
American Depositary Shares | Maximum
Equity, Class of Treasury Stock [Line Items]
Authorized repurchase amount | $	$ 10,000